UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS INTERNATIONAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2018

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 1.4%
Bridgestone Corp.	900	$35,164	(a)
Sumitomo Rubber Industries Ltd.	1,700	26,981	(a)

Total Auto Components		62,145

Automobiles - 1.2%
Guangzhou Automobile Group Co., Ltd., Class H Shares	24,780	24,053	(a)
Subaru Corp.	900	26,184	(a)

Total Automobiles		50,237

Hotels, Restaurants & Leisure - 0.7%
William Hill PLC	7,514	30,031	(a)

Household Durables - 0.9%
Sekisui House Ltd.	1,200	21,217	(a)
Taylor Wimpey PLC	8,500	20,064	(a)

Total Household Durables		41,281

Media - 1.5%
Eutelsat Communications SA	900	18,639	(a)
RTL Group SA	268	18,231	(a)
SES SA, FDR	1,557	28,495	(a)

Total Media		65,365

Multiline Retail - 0.7%
Marks & Spencer Group PLC	8,250	32,103	(a)

Textiles, Apparel & Luxury Goods - 1.1%
Li & Fung Ltd.	50,000	18,255	(a)
Yue Yuen Industrial Holdings Ltd.	10,506	29,484	(a)

Total Textiles, Apparel & Luxury Goods		47,739

TOTAL CONSUMER DISCRETIONARY		328,901

CONSUMER STAPLES - 13.2%
Food & Staples Retailing - 6.8%
FamilyMart UNY Holdings Co., Ltd., Class L Shares	360	37,859	(a)
George Weston Ltd.	400	32,635
Kesko OYJ, Class B Shares	860	52,597	(a)
Koninklijke Ahold Delhaize NV, Class N Shares	514	12,297	(a)
Lawson Inc.	500	31,231	(a)
Seven & i Holdings Co., Ltd.	1,100	47,946	(a)
Wal-Mart de Mexico SAB de CV	13,100	34,577
Wm Morrison Supermarkets PLC	14,946	49,654	(a)

Total Food & Staples Retailing		298,796

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Food Products - 3.1%
Nestle SA, Registered Shares	579	$44,824	(a)
Tate & Lyle PLC	4,991	42,565	(a)
Uni-President Enterprises Corp.	19,000	48,183	(a)

Total Food Products		135,572

Household Products - 0.6%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	14,776	24,976

Tobacco - 2.7%
British American Tobacco PLC	725	36,615	(a)
Imperial Brands PLC	1,094	40,735	(a)
KT&G Corp.	443	42,482	(a)

Total Tobacco		119,832

TOTAL CONSUMER STAPLES		579,176

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Caltex Australia Ltd.	1,744	42,121	(a)
China Petroleum & Chemical Corp., Class H Shares	52,000	46,676	(a)
JXTG Holdings Inc.	7,400	51,383	(a)
Royal Dutch Shell PLC, Class A Shares	1,340	46,498	(a)

TOTAL ENERGY		186,678

FINANCIALS - 24.1%
Banks - 12.4%
Aozora Bank Ltd.	1,100	41,830	(a)
Bank Hapoalim BM	5,787	39,263	(a)
Bank of China Ltd., Class H Shares	59,000	29,072	(a)
Bankinter SA	4,463	43,413	(a)
Canadian Imperial Bank of Commerce	500	43,494
China CITIC Bank Corp., Ltd., Class H Shares	50,000	31,086	(a)
Danske Bank A/S	1,161	36,287	(a)
DNB ASA	2,200	42,912	(a)
E.Sun Financial Holding Co., Ltd.	54,000	37,618	(a)
National Bank of Canada	984	47,245
Royal Bank of Canada	500	37,649
Skandinaviska Enskilda Banken AB, Class A Shares	2,200	20,888	(a)
Swedbank AB, Class A Shares	2,000	42,772	(a)
Toronto-Dominion Bank	880	50,933

Total Banks		544,462

Capital Markets - 3.0%
CI Financial Corp.	2,000	35,949
IG Group Holdings PLC	4,378	49,742	(a)
Thomson Reuters Corp.	1,099	44,311

Total Capital Markets		130,002

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Insurance - 8.7%
Admiral Group PLC	1,564	$39,340	(a)
DB Insurance Co., Ltd.	350	18,524	(a)
Direct Line Insurance Group PLC	9,234	41,771	(a)
Hannover Rueck SE	386	48,125	(a)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	212	44,928	(a)
Power Financial Corp.	1,000	23,390
SCOR SE	1,058	39,247	(a)
Swiss Re AG	451	38,970	(a)
Talanx AG	1,218	44,468	(a)
Tryg A/S	1,860	43,647	(a)

Total Insurance		382,410

TOTAL FINANCIALS		1,056,874

HEALTH CARE - 6.0%
Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	900	26,796	(a)

Pharmaceuticals - 5.4%
GlaxoSmithKline PLC	1,628	32,846	(a)
Mitsubishi Tanabe Pharma Corp.	1,100	18,994	(a)
Novartis AG, Registered Shares	426	32,267	(a)
Novo Nordisk A/S, Class B Shares	992	45,820	(a)
Roche Holding AG	193	42,945	(a)
Sanofi	560	44,841	(a)
Tsumura & Co.	600	19,376	(a)

Total Pharmaceuticals		237,089

TOTAL HEALTH CARE		263,885

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.1%
Meggitt PLC	7,142	46,484	(a)

Air Freight & Logistics - 1.0%
Royal Mail PLC	6,482	43,197	(a)

Construction & Engineering - 4.0%
China Railway Group Ltd., Class H Shares	60,000	45,105	(a)
HOCHTIEF AG	236	42,641	(a)
Obayashi Corp.	4,100	42,622	(a)
Taisei Corp.	800	44,077	(a)

Total Construction & Engineering		174,445

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Industrial Conglomerates - 2.5%
CK Hutchison Holdings Ltd.	3,500	$36,939	(a)
Jardine Matheson Holdings Ltd.	700	44,113	(a)
Jardine Strategic Holdings Ltd.	800	29,145	(a)

Total Industrial Conglomerates		110,197

Road & Rail - 0.7%
ComfortDelGro Corp., Ltd.	19,100	32,895	(a)

Trading Companies & Distributors - 3.2%
Marubeni Corp.	5,800	44,198	(a)
Mitsui & Co., Ltd.	3,100	51,647	(a)
Sumitomo Corp.	2,700	44,312	(a)

Total Trading Companies & Distributors		140,157

Transportation Infrastructure - 0.9%
Beijing Capital International Airport Co., Ltd., Class H Shares	20,000	21,034	(a)
Hutchison Port Holdings Trust, Class U Shares	62,000	17,321	(a)

Total Transportation Infrastructure		38,355

TOTAL INDUSTRIALS		585,730

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.9%
VTech Holdings Ltd.	3,300	37,989	(a)

Electronic Equipment, Instruments & Components - 1.8%
AU Optronics Corp.	106,000	44,899	(a)
Nippon Electric Glass Co., Ltd.	1,200	33,313	(a)

Total Electronic Equipment, Instruments & Components		78,212

Semiconductors & Semiconductor Equipment - 0.7%
ASE Technology Holding Co., Ltd., ADR	6,819	31,366

Technology Hardware, Storage & Peripherals - 2.7%
Compal Electronics Inc.	63,000	39,633	(a)
Lite-On Technology Corp.	31,000	37,489	(a)
Neopost SA	810	21,779	(a)
Pegatron Corp.	10,000	20,548	(a)

Total Technology Hardware, Storage & Peripherals		119,449

TOTAL INFORMATION TECHNOLOGY		267,016

MATERIALS - 2.9%
Chemicals - 2.0%
Formosa Chemicals & Fibre Corp.	12,000	47,763	(a)
Formosa Plastics Corp.	11,000	40,555	(a)

Total Chemicals		88,318

Containers & Packaging - 0.9%
DS Smith PLC	5,700	39,189	(a)

TOTAL MATERIALS		127,507

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Link REIT	5,192	$47,203	(a)

Real Estate Management & Development - 3.3%
China Vanke Co., Ltd., Class H Shares	10,500	36,663	(a)
Daito Trust Construction Co., Ltd.	200	32,503	(a)
Hysan Development Co., Ltd.	6,000	33,391	(a)
Wharf Holdings Ltd.	4,000	12,812	(a)
Wharf Real Estate Investment Co., Ltd.	4,000	28,405	(a)

Total Real Estate Management & Development		143,774

TOTAL REAL ESTATE		190,977

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 6.6%
BCE Inc.	706	28,591
Bezeq The Israeli Telecommunication Corp., Ltd.	21,127	23,800	(a)
HKT Trust & HKT Ltd.	32,000	40,803	(a)
LG Uplus Corp.	3,368	42,320	(a)
Nippon Telegraph & Telephone Corp.	1,000	45,440	(a)
PCCW Ltd.	70,991	39,947	(a)
Swisscom AG, Registered Shares	72	32,187	(a)
Telefonica Deutschland Holding AG	5,485	21,617	(a)
Telstra Corp., Ltd.	8,285	16,051	(a)

Total Diversified Telecommunication Services		290,756

Wireless Telecommunication Services - 1.1%
NTT DOCOMO Inc.	1,800	45,844	(a)

TOTAL TELECOMMUNICATION SERVICES		336,600

UTILITIES - 8.3%
Electric Utilities - 3.7%
CK Infrastructure Holdings Ltd., Class L Shares	4,557	33,731	(a)
CLP Holdings Ltd.	4,433	47,562	(a)
Korea Electric Power Corp.	957	27,477	(a)
Red Electrica Corp. SA	1,019	20,732	(a)
SSE PLC	1,833	32,749	(a)

Total Electric Utilities		162,251

Gas Utilities - 0.9%
Osaka Gas Co., Ltd.	1,800	37,239	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares	34,000	22,463	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 2.5%
Atco Ltd., Class I Shares		800	$24,694
Canadian Utilities Ltd., Class A Shares		1,000	25,254
Centrica PLC		12,277	25,537	(a)
National Grid PLC		2,958	32,726	(a)

Total Multi-Utilities			108,211

Water Utilities - 0.7%
Severn Trent PLC		1,216	31,739	(a)

TOTAL UTILITIES			361,903

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,155,594)			4,285,247

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $34,999)	1.826%	34,999	34,999

TOTAL INVESTMENTS - 98.6% (Cost - $4,190,593)			4,320,246
Other Assets in Excess of Liabilities - 1.4%			59,838

TOTAL NET ASSETS - 100.0%			$4,380,084

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$92,188	$486,988	—	$579,176
Financials	282,971	773,903	—	1,056,874
Information Technology	31,366	235,650	—	267,016
Telecommunication Services	28,591	308,009	—	336,600
Utilities	49,948	311,955	—	361,903
Other Common Stocks	—	1,683,678	—	1,683,678

Total Long-Term Investments	485,064	3,800,183	—	4,285,247

Short-Term Investments†	34,999	—	—	34,999

Total Investments	$520,063	$3,800,183	—	$4,320,246

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $3,800,183 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018